Cash and cash equivalents and short-term deposits (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents and Short-Term Deposits Explanatory [Abstract]
Schedule of cash and cash equivalents and short-term deposits
($000s)	December 31, 2021	December 31, 2020
Cash and cash equivalents	11,523	17,528
Short-term deposits	29,243	19,905
	40,766	37,433